SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024
LOBO BVI [Member]
Date of incorporation	October 2021		October, 2021
Place of incorporation	BVI		BVI
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Holding company		Holding company
LOBO HK [Member]
Date of incorporation	November 2021		November, 2021
Place of incorporation	HK		HK
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Investment holding company		Investment holding company
LOBO MATRIX [Member]
Date of incorporation	September 2024		September, 2024
Place of incorporation	BVI		BVI
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Investment holding company		Investment holding company
Lobo Scientific Inc [Member]
Date of incorporation	November 2024		November, 2024
Place of incorporation	U.S.		U.S.
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Investment holding company		Investment holding company
Jiangsu LOBO [Member]
Date of incorporation	November 2021		November, 2021
Place of incorporation	PRC		PRC
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	WFOE, a holding company		WFOE, a holding company
Beijing LOBO [Member]
Date of incorporation	August 2014	[1]	August, 2014	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of effective ownership, percentage	100.00%	[1]	100.00%	[2]
Principal Activities	Domestic sales and outsourcing special models of e-bicycle and UVT	[1]	Domestic sales and outsourcing special models of e-bicycle and UVT	[2]
Tianjin LOBO [Member]
Date of incorporation	October 2021		October, 2021
Place of incorporation	PRC		PRC
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Production of electric bicycles, urban tricycles and elderly scooters		Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO [Member]
Date of incorporation	May 2019	[1]	May, 2019	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of effective ownership, percentage	100.00%	[1]	100.00%	[2]
Principal Activities	Software development for automotive electronics	[1]	Software development for automotive electronics	[2]
Wuxi Jinbang [Member]
Date of incorporation	October 2002	[1]	October, 2002	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of effective ownership, percentage	85.00%	[1]	85.00%	[2]
Principal Activities	Production of electric bicycles and electric moped	[1]	Production of electric bicycles and electric moped	[2]
Tianjin Bibosch [Member]
Date of incorporation	March 2022		March, 2022
Place of incorporation	PRC		PRC
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Foreign sales of e-bicycle and UVT		Foreign sales of e-bicycle and UVT
Wuxi Zella [Member]
Date of incorporation	August 2024		August, 2024
Place of incorporation	PRC		PRC
Percentage of effective ownership, percentage	100.00%		100.00%
Principal Activities	Trade agency company		Trade agency company
Dezhou LOBO Intelligent Manufacturing Co Ltd [Member]
Date of incorporation	April 2025
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Manufacture and Sale of General Equipment

[1]	The Company has disposed the subsidiaries.
[2]	The Company has disposed or has plan to dispose the subsidiaries. See details below.